PHOENIX
SEMIANNUAL REPORT

OCTOBER 31, 1996

Phoenix Income
and Growth Fund
Semiannual Report

PHOENIX DUFF & PHELPS LOGO

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                     [THIS PAGE INTENTIONALLY LEFT BLANK]

PHOENIX INCOME AND GROWTH FUND

MARKET AND PORTFOLIO REVIEW

   Phoenix Income and Growth Fund posted positive results over this latest reporting cycle. For the six months ended October 31, 1996, class A shares provided a total return of 3.94% and class B shares returned 3.61%. These results lagged the Fund's Balanced benchmark, which returned 7.19% over the same period. The Balanced Benchmark is calculated by Frank Russell Company based on the performance of the following indexes: 55% S&P 500, 35% Lehman Brothers Aggregate Bond Index and 10% U.S. Treasury bills. All of these figures assume reinvestment of any distributions, but exclude the effect of sales charges.
 The Fund's results over this latest reporting cycle were held back primarily because of our conservative investment posture in a strong equity market. Our equity exposure in the consumer cyclical sector as well as weakness in some of our health care and technology holdings also negatively impacted performance. Positive contributors included our strong stock selection in the consumer staples, financial and transportation sectors. Additionally, the portfolio's fixed- income segment continued to outperform its benchmark, the Lehman Brothers Aggregate Bond Index, throughout this reporting period.
 Looking ahead, we continue to find attractive growth areas in this extended bull market. The Fund is currently focusing its attention on such compelling investment themes as 21st Century Medicine (health care), Clean Energy Demand (energy) and Deregulating Financial Services (financial services). From a fixed-income perspective, we have diversified our exposure among many sectors including U.S. Treasuries, mortgage-backed securities, asset-backed securities, convertible bonds and municipals. As of October 31, 1996, the Fund's asset allocation mix was 60% equity, 32% fixed income and 8% cash equivalents.
 On a final note, we remind shareholders that, despite recent experience, the stock market moves in both directions. Although we are pleased with the stock market's remarkable rally dating back to December 1994, it is becoming increasingly evident that the market's excellent returns are creating an environment of high expectations and complacency. Please be assured that we remain committed to the Fund's primary objective of achieving upside participation in the equity markets, combined with preservation of capital in difficult markets.

                         Phoenix Income and Growth Fund
--------------------------------------------------------------------------------


                       INVESTMENTS AT OCTOBER 31, 1996
                                 (Unaudited)



                                                  STANDARD      PAR
                                                  & POOR'S     VALUE
                                                   RATING      (000)         VALUE
                                                  --------- -----------  ---------------
U.S. GOVERNMENT AND AGENCY SECURITIES--7.2%
U.S. Treasury Notes--3.5%
 U.S. Treasury Notes 7.375%, '97                     AAA      $  5,000    $  5,089,200
 U.S. Treasury Notes 5.25%, '98                      AAA         2,250       2,233,148
 U.S. Treasury Notes 5%, '99                         AAA        15,700      15,435,063
 U.S. Treasury Notes 6%, '99                         AAA         2,000       2,005,622
 U.S. Treasury Notes 6.35%, '01                      AAA         5,000       5,056,800
                                                                           -----------
                                                                            29,819,833
                                                                           -----------
U.S. Treasury Bonds--0.2%
 U.S. Treasury Bonds 6%, '06                         AAA         1,700       1,717,000
                                                                           -----------
Agency Mortgage-Backed Securities--3.5%
 GNMA 6.50%, '23-'24                                 AAA        30,085      29,948,012
                                                                           -----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
 (Identified cost $61,409,739)                                              61,484,845
                                                                           -----------
MUNICIPAL BONDS--2.6%
California--2.6%
 Kern County Pension Oblig.
  Taxable 7.26%, '14                                 AAA         4,350       4,312,677
 Long Beach Pension
  Oblig. Taxable 6.87%, '06                          AAA         3,000       2,981,520
 Orange County California Pension Series A
  Taxable 7.60%, '08                                 AAA         4,520       4,712,326
 Sacramento County 95-A
  Taxable 6.625%, '06                                AAA         3,400       3,334,754
 San Bernardino County Oblig.
  Revenue Taxable 6.87%, '08                         AAA         1,335       1,318,766
 San Bernardino County Oblig.
  Revenue Taxable 6.94%, '09                         AAA         3,625       3,594,224
 Ventura County Pension
  Taxable 6.54%, '05                                 AAA         2,200       2,163,700
                                                                           -----------
TOTAL MUNICIPAL BONDS
 (Identified cost $22,404,232)                                              22,417,967
                                                                           -----------
CONVERTIBLE BONDS--11.0%
Electrical Equipment--0.5%
 General Signal Corp. Cv.
  5.75%, '02                                          A-         4,000       4,420,000
                                                                           -----------
Electronics--0.3%
 Altera Corp. Cv. 144A 5.75%, '02 (b)                  B         1,700       2,341,750
                                                                           -----------
Entertainment, Leisure & Gaming--2.9%
 Comcast Corp. Cv. SIRENS 3.375%, '05 (e)            BB-         7,500       6,478,125
 Comcast Corp. Cv. 1.125%, '07                       BB-        31,650      14,519,438
 Turner Broadcasting Cv. 144A 0%, '07 (b)            BB-         8,000       3,810,000
                                                                           -----------
                                                                            24,807,563
                                                                           -----------
Food--1.5%
 Grand Metropolitan PLC Cv. 144A 6.50%, '00 (b)       A+        10,750      12,617,813
                                                                           -----------
Healthcare--Diversified--0.6%
 Roche Holdings, Inc. Cv. 144A 0%, '10 (b)            NR         4,000       1,780,000
 Sandoz Capital BVI Ltd. Cv. 144A 2%, '02 (b)         NR         3,500       3,850,000
                                                                           -----------
                                                                             5,630,000
                                                                           -----------
Healthcare--Drugs--0.3%
 Chiron Corp. Cv. 144A
  1.90%, '00 (b)                                    BBB+         2,500       2,300,000
                                                                           -----------
Hospital Management & Services--0.2%
 Tenet Healthcare Cv. 6%, '05                         B+         1,500       1,515,000
                                                                           -----------
Insurance--0.1%
 Chubb Corp. Cv. 6%, '98                              AA         1,000       1,168,750
                                                                           -----------
Natural Gas--1.5%
 Apache Corp. Cv. 144A 6%, '02 (b)                  BBB-         6,000       7,575,000
 Consolidated Natural Gas Co. Cv. 7.25%, '15          A+         5,300       5,684,250
                                                                           -----------
                                                                            13,259,250
                                                                           -----------
Office & Business Equipment--0.7%
 Comverse Technology Cv. 144A 5.75%, '06 (b)          NR         1,250       1,237,500
 Conner Peripherals
  Cv. 6.50%, '02                                     BB+         4,000       4,950,000
                                                                           -----------
                                                                             6,187,500
                                                                           -----------
Pollution Control--1.0%
 Molten Metal Technology Cv. 144A 5.50%, '06 (b)      NR         6,250       4,375,000
 WMX Technologies, Inc. Cv. 2%, '05                    A         4,350       4,143,375
                                                                           -----------
                                                                             8,518,375
                                                                           -----------
REITS--0.2%
 Health Care Property, Inc. Cv. 144A 6%, '00 (b)     BBB         1,500       1,468,125
                                                                           -----------
Retail--0.2%
 Home Depot, Inc. Cv. 3.25%, '01                      A+         2,000       2,010,000
                                                                           -----------
Retail--Drug--0.6%
 Rite Aid Corp. Cv. 0%, '06 (c)                      BBB       8,500         4,791,875
                                                                           -----------
Telecommunications Equipment--0.2%
 BBN Corp. Cv. 6%, '12                               B(d)      1,650         1,534,500
                                                                           -----------
Truckers & Marine--0.2%
 Seacor Holdings, Inc. Cv. 144A 5.375%, '06 (b)      BB+       1,500         1,545,000
                                                                           -----------
TOTAL CONVERTIBLE BONDS
 (Identified cost $95,209,904)                                              94,115,501
                                                                           -----------

                       See Notes to Financial Statements.

2


                         Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

                                                  STANDARD      PAR
                                                  & POOR'S     VALUE
                                                   RATING      (000)         VALUE
                                                  --------- -----------  ---------------
NON-CONVERTIBLE BONDS--14.0%
Asset-Backed Securities--1.5%
 Airplanes Pass Through Trust 1D 10.875%, '19         BB      $  1,400    $  1,519,000
 Fleetwood Credit Corp. 96-B, Class A 6.90%, '12     AAA         2,701       2,742,339
 Green Tree Financial Corp. 96-4, A6 7.40%, '27      AAA         1,500       1,520,391
 Green Tree Financial Corp. 96-2, M1 7.60%, '27      AA-         3,325       3,313,570
 Green Tree Financial Corp. 96-3, B1 7.70%, '27     BBB+         2,500       2,529,297
 Green Tree Financial Corp. 96-4, M1 7.75%, '27      AA-         1,500       1,536,000
                                                                           -----------
                                                                            13,160,597
                                                                           -----------
Auto & Truck Parts--0.5%
 American Car Line Equipment 8.25%, '08             BBB-         3,994       4,104,139
                                                                           -----------
Entertainment, Leisure & Gaming--1.5%
 Turner Broadcasting 8.375%, '13                     BB+         3,000       3,027,660
 Viacom International 8%, '06                        BB-        10,000       9,425,000
                                                                           -----------
                                                                            12,452,660
                                                                           -----------
Hospital Management & Services--0.6%
 Tenet Healthcare
  Corp. 9.625%, '02                                   BB         5,000       5,487,500
                                                                           -----------
Lodging & Restaurants--0.6%
 Host Marriott Travel Plaza, Inc. 9.50%, '05         BB-         5,000       5,050,000
                                                                           -----------
Non-Agency Mortgage-Backed Securities--7.6%
 DLJMA 96-CF1, A1B 144A 7.58%, '28 (b)               AAA         1,400       1,447,250
 G.E. Capital Mortgage Service 94-9, M 6.50%,
  '24                                                 AA        11,651      10,781,074
 G.E. Capital Mortgage Service 96-8, M 7.25%,
  '26                                                 AA           498         487,583
 Merrill Lynch Mortgage Inv. 95-C3 B 7.149%, '25      AA         2,850       2,820,609
 Merrill Lynch Mortgage Inv. 96-C1 B 7.42%, '28       AA         1,910       1,928,503
 Nationslink Funding Corp. 96-1 B 7.69%, '05          AA         1,500       1,535,156
 Prudential Home Mortgage 94-15, M 6.80%, '24       AA(d)        8,511       8,019,030
 Residential Asset Securitization Trust 96-A8,
  C2 8%, '26                                         AAA         4,000       4,067,500
 Residential Funding Mortgage 96-S1, A11 7.10%,
  '26                                                AAA         2,800       2,679,250
 Residential Funding Mortgage 96-S4, M1 7.25%,
  '26                                                 AA         2,983       2,903,071
 Resolution Trust Corp. 92-C8, D 8.835%, '23        BBB-         7,466       7,720,682
 Resolution Trust Corp. 94-C1, D 8%, '26             BBB         1,556       1,568,581
 Resolution Trust Corp. 95-C2, B 6.80%, '27         Aa(d)        5,988       5,821,291
 Securitized Asset Sales, Inc. 93-J, 2B 6.808%,
  '23                                                A(d)        4,452       4,155,914
 Structured Asset Securities Corp. 95-C4, B 7%,
  '26                                                 AA         5,198       5,085,630
 Structured Asset Securities Corp. 96-CFL, C
  6.525%, '28                                          A         1,430       1,385,759
 Structured Asset Securities Corp. 95-C1, C
  7.375%, '24                                          A         2,500       2,478,906
                                                                           -----------
                                                                            64,885,789
                                                                           -----------
Paper & Forest Products--0.6%
 Buckeye Cellulose Corp. 8.50%, '05                  BB-         5,000       4,912,500
                                                                           -----------
REITS--0.3%
 Meditrust Corp. 7.375%, '00                        BBB-         3,000       3,046,290
                                                                           -----------
Textile & Apparel--0.6%
 Westpoint Stevens 8.75%, '01                        BB-         5,000       5,075,000
                                                                           -----------
Truckers & Marine--0.2%
 Teekay Shipping
  Corp. 8.32%, '08                                    BB         1,645       1,599,763
                                                                           -----------
TOTAL NON-CONVERTIBLE BONDS
 (Identified cost $119,356,400)                                            119,774,238
                                                                           -----------
FOREIGN NON-CONVERTIBLE BONDS--1.9%
Diversified Financial Services--0.3%
 Astra Overseas Financial 144A 8.75%, '03 (b)
  (Netherlands)                                       NR         2,500       2,500,000
                                                                           -----------
Paper & Forest Products--0.3%
 Asia Pulp & Paper Co. Yankee 11.75%, '05
  (Indonesia)                                         BB         2,500       2,596,875
                                                                           -----------
Telecommunications Equipment--1.0%
 Rogers Cablesystems Ltd. 9.625%, '02 (Canada)       BB+         8,000       8,100,000
                                                                           -----------
Utility--Gas--0.3%
 Petropower Fundng 144A 7.36%, '14 (b) (Chile)       BBB         2,400       2,302,752
                                                                           -----------
TOTAL FOREIGN NON-CONVERTIBLE BONDS
 (Identified cost $15,423,095)                                              15,499,627
                                                                           -----------
FOREIGN GOVERNMENT SECURITIES--3.6%
Argentina--0.7%
 Republic of Argentina Bearer FRB 6.625%, '05
  (e)                                                BB-           735         606,437
 Republic of Argentina Discount L-GL Euro
  6.438%, '23 (e)                                    BB-         3,500       2,539,687
 Republic of Argentina Par L-GP 5.25%, '23 (e)       BB-         4,000       2,382,500
                                                                           -----------
                                                                             5,528,624
                                                                           -----------
Brazil--0.7%
 Republic of Brazil DCB-L Euro 6.563%, '12 (e)        B+         4,000       2,872,500



                       See Notes to Financial Statements.


                                                                               3



                         Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

                                                  STANDARD      PAR
                                                  & POOR'S     VALUE
                                                   RATING      (000)         VALUE
                                                  --------- -----------  ---------------

Brazil--continued
 Republic of Brazil Discount Z-L Euro 6.50%, '24
  (e)                                                  B+     $  4,000    $  2,950,000
                                                                           -----------
                                                                             5,822,500
                                                                           -----------
Colombia--0.2%
 Republic of Colombia Euro 9%, '97                   BBB-        1,500       1,516,140
                                                                           -----------
Croatia--0.3%
 Croatia Series B 6.688%, '06 (e)                      NR        3,000       2,835,000
                                                                           -----------
Mexico--0.7%
 United Mexican States 144A 7.688%, '01 (b) (e)     Baa(d)       1,600       1,600,480
 United Mexican States Discount A 6.453%, '19
  (e) (f)                                              BB          500         411,250
 United Mexican States Euro D 6.453%, '19 (e)
  (f)                                                  BB        1,500       1,233,750
 United Mexican States Series B Euro 6.25%, '19
  (f)                                                  BB        4,250       2,980,313
                                                                           -----------
                                                                             6,225,793
                                                                           -----------
Morocco--0.4%
 Morocco R&C Agreement Series A 6.438%, '09 (e)        NR        3,800       3,016,250
                                                                           -----------
Panama--0.5%
 Panama PDI 144A, PIK interest capitalization,
  6.75%, '16 (b) (e)                                   NR        6,000       4,462,500
                                                                           -----------
Poland--0.1%
 Poland Discount Euro 6.50%, '24 (e)                 BBB-        1,250       1,196,094
                                                                           -----------
TOTAL FOREIGN GOVERNMENT SECURITIES
 (Identified cost $28,664,827)                                              30,602,901
                                                                           -----------

                                                      SHARES    VALUE
                                                     ---------  ---------
CONVERTIBLE PREFERRED STOCKS--10.0%
Banks--0.5%
 H.F. Ahmanson & Co. Cv. Pfd. 6%                      60,000    4,057,500
                                                                ---------
Chemical--0.2%
 Merrill Lynch, IGL (STRYPES)                         35,000    1,373,750
                                                                ---------
Diversified Financial Services--0.3%
 Morgan Stanley Group PERCS                           40,000    2,490,000
                                                                ---------
Electrical Equipment--1.0%
 Westinghouse Electric Corp. Cv. Pfd. 144A $1.30
  (b)                                                580,000    8,917,500
                                                                ---------
Entertainment, Leisure & Gaming--0.4%
 Cablevision Systems Cv. Pfd. 8.50%                  165,000    3,361,875
                                                                ---------
Lodging & Restaurants--0.2%
 Felcor Suite Hotels, Inc. Cv. Pfd. $1.95, '49        51,000    1,332,375
                                                                ---------
Machinery--0.3%
 Cooper Industries 6%, "Wyman notes" (DECS)          150,000    3,000,000
                                                                ---------
Medical Products & Supplies--0.6%
 U.S. Surgical Corp. $2.20 Series A '98              125,000    5,000,000
                                                                ---------
Metals & Mining--0.9%
 Coeur D'Alene Cv. Pfd. 7%, '00                      210,000    3,491,250
 Freeport-McMoRan Copper Cv. Pfd. 5%, '02 (e)        150,000    4,087,500
                                                                ---------
                                                                7,578,750
                                                                ---------




                                                   SHARES        VALUE
                                                  --------- ---------------
Oil--3.1%
 ARCO 9% "Lyondell"                               100,000    $  2,162,500
 Occidental Petroleum Corp. Cv. Pfd. 144A
  $3.875 (b)                                      220,000      12,842,500
 Unocal Corp. Cv. Pfd. $3.50                      176,100       9,377,325
 Valero Energy Corp. Cv. Pfd. 6.25%, '49           31,000       1,616,500
                                                              -----------
                                                               25,998,825
                                                              -----------
Oil Service & Equipment--0.4%
 Noble Drilling Corp. Cv. Pfd. $1.50               79,000       3,693,250
                                                              -----------
Publishing, Broadcasting, Printing & Cable--0.8%
 American Radio Cv. Pfd. 144A 7% (b)               28,500       1,382,250
 Merrill Lynch, Cox (STRYPES) 6%, '99             215,000       4,165,625
 SFX Broadcasting, Inc. 144A 6.50%, '07 (b)        25,000       1,362,500
                                                              -----------
                                                                6,910,375
                                                              -----------
Telecommunications Equipment--0.6%
 Global Star Telecom Cv. Pfd. 144A 6.50% (b)       64,000       3,008,000
 TCI Pacific Communicatons Pfd. 5%, '06            25,000       2,075,000
                                                              -----------
                                                                5,083,000
                                                              -----------
Tobacco--0.5%
 RJR Nabisco, Inc. 9.25% PERCS                    823,500       4,632,188
                                                              -----------
Utility--Electric--0.2%
 California Energy Capital Trust Cv. Pfd. 144A
  (b) (c)                                          35,000       2,047,500
                                                              -----------
TOTAL CONVERTIBLE PREFERRED STOCKS
 (Identified cost $81,005,020)                                85,476,888
                                                              ----------
PREFERRED STOCKS--2.8%
Banks--0.5%
 Fleet Financial Group, Inc. Pfd. 9.30%           150,000      3,900,000
                                                              ----------
Insurance--0.5%
 Aon Corp. 8%, Pfd.                               166,500      4,266,563
                                                              ----------
Natural Gas--0.6%
 Enron Capital $2.00 Pfd. Series C                225,000      5,596,875
                                                              ----------
Publishing, Broadcasting, Printing & Cable--1.2%
 News Corp. Overseas Ltd. Series A 8.625%, Pfd.   400,000      9,850,000
                                                              ----------
TOTAL PREFERRED STOCKS
 (Identified cost $24,120,575)                                23,613,438
                                                              ----------
COMMON STOCKS--32.7%
Advertising--0.9%
 Interpublic Group Companies, Inc.                 75,200      3,647,200
 Omnicom Group, Inc.                               81,600      4,059,600
                                                              ----------
                                                               7,706,800
                                                              ----------
Aerospace & Defense--0.9%
 Lockheed Martin Corp.                             45,800      4,104,825
 Raytheon Co.                                      67,900      3,344,075
                                                              ----------
                                                               7,448,900
                                                              ----------



                       See Notes to Financial Statements.



4




                         Phoenix Income and Growth Fund
--------------------------------------------------------------------------------


                                                   SHARES        VALUE
                                                  --------- ---------------

Airlines--0.6%
 AMR Corp. (c)                                     61,700    $  5,182,800
                                                              -----------
Banks--2.2%
 BankAmerica Corp.                                 30,600       2,799,900
 Barnett Banks, Inc.                              158,490       6,042,431
 Chase Manhattan Corp.                             33,100       2,838,325
 Citicorp                                          38,400       3,801,600
 J.P. Morgan & Co., Inc.                           39,900       3,446,362
                                                              -----------
                                                               18,928,618
                                                              -----------
Beverages--0.2%
 Seagram Ltd.                                      50,000       1,893,750
                                                              -----------
Computer Software & Services--1.2%
 Microsoft Corp. (c)                               38,200       5,242,950
 Oracle Corporation (c)                           120,600       5,102,888
                                                              -----------
                                                               10,345,838
                                                              -----------
Cosmetics & Soaps--0.6%
 Colgate Palmolive Co.                             60,000       5,520,000
                                                              -----------
Diversified Financial Services--0.5%
 First USA, Inc.                                   72,300       4,157,250
                                                              -----------
Diversified Miscellaneous--1.4%
 Hillenbrand Industries, Inc.                     165,000       6,105,000
 Jostens, Inc.                                     50,100       1,077,150
 Pioneer Hi Bred International, Inc.               66,400       4,457,100
                                                              -----------
                                                               11,639,250
                                                              -----------
Electrical Equipment--0.8%
 General Electric Co.                              70,600       6,830,550
                                                              -----------
Electronics--2.8%
 Perkin Elmer Corp.                               447,500      23,997,187
                                                              -----------
Healthcare--Diversified--0.5%
 Warner-Lambert Co.                                69,600       4,428,300
                                                              -----------
Healthcare--Drugs--0.9%
 Lilly (Eli) & Co.                                 56,000       3,948,000
 Merck & Co., Inc.                                 50,000       3,706,250
                                                              -----------
                                                                7,654,250
                                                              -----------
Hospital Management & Services--0.4%
 Quorum Health Group, Inc. (c)                    125,000       3,375,000
                                                              -----------
Insurance--2.2%
 Allstate Corp.                                    85,400       4,793,075
 American International Group, Inc.                41,600       4,518,800
 Chubb Corp.                                       89,200       4,460,000
 PartnerRe Ltd.                                    35,000       1,006,250
 Western National Corp.                           200,000       3,600,000
                                                              -----------
                                                               18,378,125
                                                              -----------
Lodging & Restaurants--0.5%
 Sun International Hotels Ltd. (c)                 82,500       3,898,125
                                                              -----------
Medical Products & Supplies--1.4%
 Baxter International, Inc.                       115,000       4,786,875
 Guidant Corp.                                     95,600       4,409,550
 Johnson & Johnson                                 60,000       2,955,000
                                                              -----------
                                                               12,151,425
                                                              -----------
Natural Gas--5.1%
 Apache Corp.                                     102,200       3,628,100
 Columbia Gas System, Inc.                         40,000       2,430,000
 Consolidated Natural Gas Co.                     201,000      10,678,125
 Enron Corp.                                      105,600       4,910,400
 KN Energy, Inc.                                   51,800       1,936,025
 New Jersey Resources Corp.                        31,900         881,237
 Pacific Enterprises                              139,500       4,289,625
 PanEnergy Corp.                                  193,800       7,461,300
 Questar Corp.                                     51,800       1,864,800
 Tejas Gas Corp. (c)                               51,800       2,104,375
 Williams Companies, Inc.                          61,200       3,197,700
                                                              -----------
                                                               43,381,687
                                                              -----------
Office & Business Equipment--0.3%
 Xerox Corp.                                       53,600       2,485,700
                                                              -----------
Oil--3.5%
 Atlantic Richfield Co.                           100,800      13,356,000
 Chevron Corp.                                     72,100       4,740,575
 NGC Corp.                                        170,800       3,074,400
 Noble Affiliates, Inc.                           171,413       7,456,454
 Valero Energy Corp.                               43,100       1,023,625
                                                              -----------
                                                               29,651,054
                                                              -----------
Oil Service & Equipment--2.2%
 Diamond Offshore Drilling (c)                     15,000         913,125
 ENSCO International, Inc. (c)                    106,400       4,601,800
 Halliburton Co.                                   70,600       3,997,725
 Schlumberger Ltd.                                 52,800       5,233,800
 Tidewater, Inc.                                   98,700       4,318,125
                                                              -----------
                                                               19,064,575
                                                              -----------
Pollution Control--0.3%
 WMX Technologies, Inc.                            67,700      2,327,187
                                                              -----------
Professional Services--0.1%
 CellNet Data Systems (c)                          48,000        702,000
                                                              -----------
Publishing, Broadcasting, Printing & Cable--0.4%
 Harcourt General, Inc.                            69,900      3,477,525
                                                              -----------
REITS--0.6%
 Meditrust Corp.                                   96,296      3,466,656
 Patriot American Hospitality                      55,000      1,931,875
                                                              -----------
                                                               5,398,531
                                                              -----------
Retail--0.5%
 Circuit City Stores, Inc.                        131,700      4,313,175
                                                              -----------
Retail-Food--0.3%
 Hannaford Brothers Co.                            78,300      2,358,787
                                                              -----------
Telecommunications Equipment--0.7%
 Cisco Systems, Inc. (c)                           82,700      5,117,062
 Lucent Technologies, Inc.                         14,292        671,724
                                                              -----------
                                                               5,788,786
                                                              -----------
Utility--Electric--0.6%
 CMS Energy Corp.                                 150,000      4,743,750
                                                              ------------




                       See Notes to Financial Statements.




                                                                               5






                         Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

                                                   SHARES        VALUE
                                                  --------- ---------------


Utility--Gas--0.1%
 MCN Corp.
                                                   35,900    $    987,250
                                                              -----------
TOTAL COMMON STOCKS
 (Identified cost $241,404,201)                               278,216,175
                                                              -----------
FOREIGN COMMON STOCKS--5.8%
Building & Materials--0.3%
 Cimentos De Portugal SA (Portugal) (c)           144,000       3,028,320
                                                              -----------
Chemical--0.3%
 Potash Corp. of Saskatchewan, Inc. (Canada)       32,900       2,331,788
                                                              -----------
Cosmetics & Soaps--0.3%
 Unilever NV (Netherlands)                         15,000       2,293,125
                                                              -----------
Insurance--0.5%
 GCR Holdngs, Ltd. (Bermuda)                       40,000         930,000
 LaSalle Re Holdings, Ltd. (Bermuda) (c)           40,000       1,160,000
 Mid Ocean Ltd. (Bermuda) (c)                      20,000         940,000
 Renaissancere Holdings, Ltd. (Bermuda)            30,000         873,750
                                                              -----------
                                                                3,903,750
                                                              -----------
Miscellaneous--0.3%
 Hutchison Whampoa (Hong Kong)                    400,000       2,792,000
                                                              -----------
Oil--1.0%
 Royal Dtuch Petroleum Co. ADR NY Reg Gldr.
  (Netherlands)                                    50,000       8,268,750
                                                              -----------
Rails--0.6%
 Canadian Pacific Ltd. (Canada)                   195,500       4,936,375
                                                              -----------
REITS--0.9%
 Henderson Land Development (Hong Kong) (c)       430,000       3,822,700
 Sun Hung Kai Properties (Hong Kong) (c)          340,000       3,869,200
                                                              -----------
                                                                7,691,900
                                                              -----------
Retail--Food--0.4%
 Safeway Ord (United Kingdom) (c)                 600,000       3,564,000
                                                              -----------
Utility--Telephone--1.2%
 BCE, Inc. (Canada)                               225,000      10,350,000
                                                              -----------
TOTAL FOREIGN COMMON STOCKS
 (Identified cost $43,486,014)                                 49,160,008
                                                              -----------
TOTAL LONG-TERM INVESTMENTS--91.6%
 (Identified cost $732,484,007)                               780,361,588
                                                              -----------

                                    STANDARD     PAR
                                    & POOR'S    VALUE
                                     RATING     (000)         VALUE
                                    ---------  --------- ---------------
SHORT-TERM OBLIGATIONS--8.1%
Commercial Paper--7.1%
 Ciesco L.P. 5.62%, 11-1-96           A-1+     $ 6,190    $  6,190,000
 General Electric Capital Corp.
  5.23%, 11-1-96                      A-1+       3,555       3,555,000
 Procter & Gamble Co. 5.20%,
  11-4-96                             A-1+       1,150       1,149,502
 Cargill, Inc. 5.22%, 11-4-96         A-1+       6,400       6,397,216
 Marsh & McLennan Companies
  5.27%, 11-4-96                      A-1+       2,730       2,728,801
 Receivables Capital Corp. 5.25%,
  11-5-96                              A-1       3,045       3,043,224
 Kimberly-Clark Corp. 5.27%,
  11-6-96                             A-1+         770         769,436
 International Lease Finance
  Corp. 5.22%, 11-8-96                 A-1       3,000       2,996,955
 Southwestern Bell Telephone Co.
  5.22%, 11-8-96                      A-1+       8,745       8,736,124
 Receivables Capital Corp. 5.27%,
  11-13-96                             A-1       3,440       3,433,957
 Warner-Lambert Co. 5.22%,
  11-14-96                            A-1+       9,370       9,352,338
 Preferred Receivables Funding
  Corp. 5.26%, 11-14-96                A-1       3,115       3,109,083
 DuPont (E.I.) De Nemours & Co.
  5.24%, 11-15-96                     A-1+       1,495       1,491,954
 Kellogg Co. 5.22%, 12-16-96          A-1+       3,290       3,268,533
 Minnesota Mining & Manufacturing
  Co. 5.23%, 12-16-96                 A-1+       4,225       4,196,102
                                                           -----------
                                                            60,418,225
                                                           -----------
Federal Agency Securities--1.0%
 Federal National Mortgage Assoc. 5.18%,
  11-5-96                                        6,800       6,796,086
 Federal National Mortgage Assoc. 5.18%,
  11-15-96                                       2,190       2,185,588
                                                           -----------
                                                             8,981,674
                                                           -----------
TOTAL SHORT-TERM OBLIGATIONS
 (Identified cost $69,401,175)                              69,399,899
                                                           -----------
TOTAL INVESTMENTS--99.7%
 (Identified cost $801,885,182)                            849,761,487(a)
 Cash and receivables, less liabilities--0.3%                2,232,590
                                                           -----------
NET ASSETS--100.0%                                        $851,994,077
                                                           ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $62,537,688 and gross depreciation of $14,703,644 for income tax purposes. At October 31, 1996, the aggregate cost of securities for federal income tax purposes was $801,927,443.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1996, these securities amount to a value of $84,773,420 or 10.0% of net assets.
(c) Non-income producing.
(d) As rated by Moody's, Fitch or Duff & Phelp's.
(e) Variable or step coupon bond; interest rate shown reflects the rate currently in effect.
(f) Recovery Euro Rights incorporated as a unit.
ADR--American Depository Receipt



                       See Notes to Financial Statements.

                         Phoenix Income and Growth Fund
--------------------------------------------------------------------------------

                     STATEMENT OF ASSETS AND LIABILITIES
                               OCTOBER 31, 1996
                                 (Unaudited)

 Assets
Investment securities at value
  (Identified cost $801,885,182)                             $849,761,487
Cash                                                                1,355
Receivables
 Investment securities sold                                     5,080,607
 Fund shares sold                                                 384,817
 Dividends and interest                                         5,775,103
                                                              -----------
  Total assets                                                861,003,369
                                                              -----------
Liabilities
Payables
 Investment securities purchased                                6,102,243
 Fund shares repurchased                                        1,538,631
 Investment advisory fee                                          509,369
 Distribution fee                                                 426,351
 Transfer agent fee                                               243,113
 Financial agent fee                                               21,830
 Trustees' fee                                                      9,511
Accrued expenses                                                  158,244
                                                             ------------
  Total liabilities                                             9,009,292
                                                             ------------
Net Assets                                                   $851,994,077
                                                             ============
Net Assets Consist of:
Capital paid in on shares of beneficial interest             $730,019,448
Undistributed net investment income                             3,005,538
Accumulated net realized gain                                  71,092,786
Net unrealized appreciation                                    47,876,305
                                                             ------------
Net Assets                                                   $851,994,077
                                                             ============
Class A
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization
  (Net Assets $470,469,910)                                    45,792,077
Net asset value per share                                          $10.27
Offering price per share
 $10.27/(1 - 4.75%)                                                $10.78
Class B
Shares of beneficial interest outstanding, $0.0001 par
  value, unlimited authorization
  (Net Assets $381,524,167)                                    37,090,945
Net asset value and offering price per share                       $10.29


                           STATEMENT OF OPERATIONS
                      SIX MONTHS ENDED OCTOBER 31, 1996
                                 (Unaudited)



 Investment Income
Dividends                                                 $  7,658,862
Interest                                                    14,418,113
                                                          ------------
  Total investment income                                   22,076,975
                                                          ------------
Expenses
Investment advisory fee                                      3,032,760
Distribution fee--Class A                                      599,789
Distribution fee--Class B                                    1,933,360
Financial agent                                                129,975
Transfer agent                                                 738,335
Printing                                                        69,246
Custodian                                                       50,002
Professional                                                    28,247
Registration                                                    27,150
Trustees                                                        10,244
Accrued expenses                                                10,278
                                                          ------------
  Total expenses                                             6,629,386
                                                          ------------
Net investment income                                       15,447,589
                                                          ------------
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain on securities                             30,748,029
Net realized loss on foreign currency transactions             (24,599)
Net change in unrealized appreciation (depreciation)
  on investments                                           (14,675,378)
                                                          ------------
Net gain on investments                                     16,048,052
                                                          ------------
Net increase in net assets resulting from operations      $ 31,495,641
                                                          ============




                       See Notes to Financial Statements.

                         Phoenix Income and Growth Fund
--------------------------------------------------------------------------------


                      STATEMENT OF CHANGES IN NET ASSETS


                                                                    Six Months
                                                                      Ended             Year
                                                                 October 31, 1996      Ended
                                                                   (Unaudited)     April 30, 1996
                                                                 ----------------  ---------------
From Operations
 Net investment income                                             $ 15,447,589    $  36,235,156
 Net realized gain                                                   30,723,430       74,561,424
 Net change in unrealized appreciation (depreciation)               (14,675,378)      41,747,703
                                                                   ------------     ------------
 Increase in net assets resulting from operations                    31,495,641      152,544,283
                                                                   ------------     ------------
From Distributions to Shareholders
 Net investment income--Class A                                      (9,397,132)     (21,775,957)
 Net investment income--Class B                                      (6,041,517)     (13,920,528)
 Net realized gains--Class A                                                 --       (1,790,547)
 Net realized gains--Class B                                                 --       (1,413,822)
                                                                   ------------     ------------
 Decrease in net assets from distributions to shareholders          (15,438,649)     (38,900,854)
                                                                   ------------     ------------
From Share Transactions
Class A
 Proceeds from sales of shares (1,676,094 and 4,186,098 shares,
  respectively)                                                      16,816,450       40,001,714
 Net asset value of shares issued from reinvestment of
  distributions (718,866 and 1,892,290 shares, respectively)          7,176,878       18,094,132
 Cost of shares repurchased (5,550,655 and 12,338,773 shares,
  respectively)                                                     (55,758,163)    (118,161,444)
                                                                   ------------     ------------
Total                                                               (31,764,835)     (60,065,598)
                                                                   ------------     ------------
Class B
 Proceeds from sales of shares (1,291,046 and 3,371,066 shares,
  respectively)                                                      12,968,601       32,278,099
 Net asset value of shares issued from reinvestment of
  distributions (443,384 and 1,165,398 shares, respectively)          4,433,169       11,169,191
 Cost of shares repurchased (3,906,054 and 8,800,122 shares,
  respectively)                                                     (39,322,615)     (84,143,012)
                                                                   ------------     ------------
Total                                                               (21,920,845)     (40,695,722)
                                                                   ------------     ------------
 Decrease in net assets from share transactions                     (53,685,680)    (100,761,320)
                                                                   ------------     ------------
 Net increase (decrease) in net assets                              (37,628,688)      12,882,109
Net Assets
 Beginning of period                                                889,622,765      876,740,656
                                                                   ------------     ------------
 End of period (including undistributed net investment income
  of $3,005,538 and $2,996,598, respectively)                      $851,994,077    $ 889,622,765
                                                                   ============     ============





                       See Notes to Financial Statements.

                         Phoenix Income and Growth Fund
--------------------------------------------------------------------------------


                             FINANCIAL HIGHLIGHTS
   (Selected data for a share outstanding throughout the indicated period)

                                                                         Class A
                                            ----------------------------------------------------------------
                                                                  Year Ended April 30,
                                Six Months
                                   Ended
                                 10/31/96
                                (Unaudited)     1996         1995         1994         1993         1992
                               ------------ ------------ ------------ ------------ ------------  ------------
Net asset value, beginning of
  period                         $  10.08     $   8.88     $   9.33     $   9.92     $   9.13     $   8.48
Income from investment
  operations:
 Net investment income               0.20         0.44         0.46         0.45         0.43 (1)     0.45
 Net realized and unrealized
  gain (loss)                        0.19         1.22         0.03        (0.08)        0.88         0.88
                                 ----------   ----------   ----------   ----------   ----------   ----------
   Total from investment
  operations                         0.39         1.66         0.49         0.37         1.31         1.33
                                 ----------   ----------   ----------   ----------   ----------   ----------
Less distributions:
 Dividends from net investment
  income                            (0.20)       (0.42)       (0.45)       (0.44)       (0.44)       (0.44)
 Distributions from net
  realized gains                       --        (0.04)       (0.33)       (0.52)       (0.08)       (0.24)
 Distributions in excess of
  accumulated net realized
  gains                                --           --        (0.16)          --           --           --
                                 ----------   ----------   ----------   ----------   ----------   ----------
   Total distributions              (0.20)       (0.46)       (0.94)       (0.96)       (0.52)       (0.68)
                                 ----------   ----------   ----------   ----------   ----------   ----------
Change in net asset value            0.19         1.20        (0.45)       (0.59)        0.79         0.65
                                 ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period   $  10.27     $  10.08     $   8.88     $   9.33     $   9.92     $   9.13
                                 ==========   ==========   ==========   ==========   ==========   ==========
Total return (2)                     3.94% (4)    19.01%       5.95%        3.38%       14.78%       16.28%
Ratios/supplemental data:
 Net assets, end of period
  (thousands)                    $470,470     $493,454     $490,225     $524,855     $514,803     $357,366
Ratio to average net assets of:
 Expenses                            1.21% (3)     1.18%       1.16%        1.23%        1.33%        1.38%
 Net investment income               3.93% (3)     4.39%       5.07%        4.57%        4.60%        4.99%
Portfolio turnover                     66% (4)      107%         90%          88%          44%          32%
Average commission rate paid
  (5)                            $ 0.0572          N/A          N/A          N/A          N/A          N/A

                                                                         Class B
                                            ----------------------------------------------------------------
                                                            Year Ended April 30,
                                Six Months                                                          From
                                   Ended                                                         Inception
                                 10/31/96                                                        1/3/92 to
                                (Unaudited)     1996         1995         1994         1993       4/30/92
                               ------------ ------------ ------------ ------------ ------------  ------------
Net asset value, beginning of
  period                         $  10.09     $   8.88     $   9.32     $   9.92     $   9.13     $  8.98
Income from investment
  operations:
 Net investment income               0.16         0.36         0.39         0.38         0.25 (1)    0.08
 Net realized and unrealized
  gain (loss)                        0.20         1.23         0.04        (0.08)        1.00        0.15
                                 ----------   ----------   ----------   ----------   ----------   ----------
   Total from investment
  operations                         0.36         1.59         0.43         0.30         1.25        0.23
                                 ----------   ----------   ----------   ----------   ----------   ----------
Less distributions:
 Dividends from net investment
  income                            (0.16)       (0.34)       (0.38)       (0.38)       (0.38)      (0.08)
 Distributions from net
  realized gains                       --        (0.04)       (0.33)       (0.52)       (0.08)         --
 Distributions in excess of
  accumulated net realized
  gains                                --           --        (0.16)          --           --          --
                                 ----------   ----------   ----------   ----------   ----------   ----------
   Total distributions              (0.16)       (0.38)       (0.87)       (0.90)       (0.46)      (0.08)
                                 ----------   ----------   ----------   ----------   ----------   ----------
Change in net asset value            0.20         1.21        (0.44)       (0.60)        0.79        0.15
                                 ----------   ----------   ----------   ----------   ----------   ----------
Net asset value, end of period   $  10.29     $  10.09     $   8.88     $   9.32     $   9.92     $  9.13
                                 ==========   ==========   ==========   ==========   ==========   ==========
Total return (2)                     3.61% (4)    18.14%       5.23%        2.62%       14.09%       2.69% (4)
Ratios/supplemental data:
 Net assets, end of period
  (thousands)                    $381,524     $396,169     $386,515     $378,847     $217,432     $21,983
Ratio to average net assets
  of:
 Expenses                            1.96% (3)     1.93%       1.91%        1.91%        2.03%       2.08% (3)
 Net investment income               3.18% (3)     3.64%       4.32%        3.98%        3.73%       4.07% (3)
Portfolio turnover                     66% (4)      107%         90%          88%          44%         32%
Average commission rate paid
  (5)                            $ 0.0572          N/A          N/A          N/A          N/A         N/A

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized
(4) Not annualized
(5) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for securities trades on which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.




                       See Notes to Financial Statements.

  PHOENIX INCOME AND GROWTH FUND
  NOTES TO FINANCIAL STATEMENTS
  October 31, 1996 (Unaudited)



1. SIGNIFICANT ACCOUNTING POLICIES


   Phoenix Income and Growth Fund (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's primary investment objective is to invest in a diversified group of securities that are selected for current yield consistent with preservation of capital. The Fund offers both Class A and Class B shares. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Fund are borne pro rata by the holders of both classes of shares, except that each class bears distribution expenses unique to that class.


   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

   A. Security valuation:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

   B. Security transactions and related income:


   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Discounts are amortized to income using the effective interest method. Realized gains and losses are determined on the identified cost basis.


   C. Income taxes:

   It is the policy of the Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. In addition, the Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

   D. Distributions to shareholders:

   Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

   E. Foreign currency translation:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency. The Fund does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Fund, the Investment Adviser, National Securities and Research Corporation, an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee at an annual rate of 0.70% of the average daily net

  PHOENIX INCOME AND GROWTH FUND
  NOTES TO FINANCIAL STATEMENTS
  October 31, 1996 (Unaudited) (Continued)

assets of the Fund for the first $1.0 billion and 0.65% for the second $1.0 billion.


   As Distributor of the Fund's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Fund that it retained net selling commissions of $24,903 for Class A shares and deferred sales charges of $495,997 for Class B shares for the six months ended October 31, 1996. In addition, the Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B shares of the average daily net assets of the Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Fund that of the total amount expensed for the six months ended October 31, 1996, $1,549,809 was earned by the Distributor and $983,340 was earned by unaffiliated participants.

   As Financial Agent of the Fund, PEPCO receives a fee at an annual rate of 0.03% of the average daily net assets of the Fund for bookkeeping, administration and pricing services. PEPCO serves as the Fund's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 1996, transfer agent fees were $738,335 of which PEPCO retained $254,147 which is net of fees paid to State Street.

   At October 31, 1996, PHL and affiliates held 108 Class A shares and 15 Class B shares of the Fund with a combined value of $1,264.


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities, excluding short-term securities, for the six months ended October 31, 1996, aggregated $528,949,183 and $638,484,988, including $22,512,244 and $37,674,724 of U.S. Government and
Agency securities, respectively.




   This report is authorized for use by other than shareholders only when accompanied or preceded by the delivery of a current prospectus showing the sales charge and other material information.

PHOENIX INCOME AND GROWTH FUND

101 Munson Street
Greenfield, Massachusetts 01301

Trustees


C. Duane Blinn
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Everett L. Morris
James M. Oates
Calvin J. Pedersen
Philip R. Reynolds
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.


Officers


Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
David R. Pepin, Executive Vice President
William J. Newman, Senior Vice President
John M. Hamlin, Vice President
William R. Moyer, Vice President
Leonard J. Saltiel, Vice President
Nancy G. Curtiss, Treasurer
G. Jeffrey Bohne, Secretary



Investment Adviser

National Securities & Research Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

Principal Underwriter

Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Transfer Agent


Phoenix Equity Planning Corporation
100 Bright Meadow Boulevard
P.O. Box 2200
Enfield, Connecticut 06083-2200

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Legal Counsel

Dechert Price & Rhoads
1500 K Street, N.W.
Washington, D.C. 20005-1208

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Phoenix Income and Growth Fund

P.O. Box 2200
Enfield, CT 06083-2200

PHOENIX DUFF & PHELPS LOGO
PDP 661 (12/96)

Bulk Rate Mail
U.S. Postage
PAID
Springfield, MA
Permit No. 444

DALBAR LOGO